UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:       811-2968

NAME OF REGISTRANT:                       VANGUARD TRUSTEES' EQUITY FUND

ADDRESS OF REGISTRANT:                    PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:    ANNE E. ROBINSON
                                          PO BOX 876
                                          VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                  OCTOBER 31

DATE OF REPORTING PERIOD:                 JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81102968C
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD TRUSTEES' EQUITY FUND

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




======================= VANGUARD DIVERSIFIED EQUITY FUND =======================


VANGUARD WORLD FUND

Ticker:                      Security ID:  921910105
Meeting Date: JAN 22, 2021   Meeting Type: Special
Record Date:  OCT 15, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change in the Diversification   For       Proportional Management
      Status from a Diversified to a
      Non-Diversified Fund and Eliminate
      Related Fundamental Policy

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES' EQUITY FUND

By:   /s/Mortimer J. Buckley
         Mortimer J. Buckley*
         Chief Executive Officer, President, and Trustee

Date: August 24, 2021
*By:  /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.